Employee compensation	3 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Employee compensation	Employee compensation
The total employee compensation comprising salaries and benefits, inclusive of tax credits, and excluding share-based compensation for the three months ended March 31, 2024 was $28,580 (2023 - $26,068).
Employee compensation costs were included in the following expenses for the three months ended March 31, 2024 and 2023 is as follows:

	Three months ended March 31,
	2024	2023
	$	$
Cost of revenue	4,960	4,586
General and administrative	4,089	3,510
Sales and marketing	11,802	11,967
Research and development	7,729	6,005
	28,580	26,068